Schedule of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Operating lease cost	¥ 2,739	¥ 2,656
Cost of other leases with period less than one year	463	888
Total	¥ 3,202	¥ 3,544